Filed pursuant to Rule 497(e) and Rule 497(k)
File Nos. 811-22310; 333-182274
Supplement dated October 31, 2022 to the

Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”)
dated January 31, 2022, of the
AI Powered Equity ETF (AIEQ)
BlueStar Israel Technology ETF (ITEQ®)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver Miners ETF (SILJ)
ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Travel Tech ETF (AWAY)
ETFMG Treatments, Testing and Advancements ETF (GERM)
Etho Climate Leadership U.S. ETF (ETHO)
Wedbush ETFMG Video Game Tech ETF (GAMR)
Wedbush ETFMG Global Cloud Technology ETF (IVES)
ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX)
ETFMG 2x Daily Travel Tech ETF (AWYX)

And the Summary Prospectus,
Prospectus and SAI
dated August 18, 2022, of the
ETFMG Alternative Harvest ETF (MJ)
ETFMG 2X Daily Alternative Harvest ETF (MJXL)
ETFMG 2X Daily Inverse Alternative Harvest ETF (MJIN)

And the SAI
dated January 31, 2022, as supplemented August 26, 2022, of the
ETFMG U.S. Alternative Harvest ETF (MJUS)

And the SAI
dated January 31, 2022, of the
ETFMG Sit Ultra Short ETF (VALT)

(each, a “Fund” and collectively, the “Funds”)

Portfolio Managers
With respect to each Fund except MJUS and VALT, Devin Ryder is no longer a Portfolio Manager for the Funds. Accordingly, all references to Devin Ryder are deleted from each applicable Fund’s Summary Prospectus, Prospectus and SAI. Each Fund except VALT, continues to be managed by Samuel R. Masucci, III and Frank Vallario.
Fixed Transaction Fee Change for BlueStar Israel Technology ETF
Effective November 11, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for ITEQ, regardless of the number of Creation Units created or redeemed in the transaction, is $750.

Filed pursuant to Rule 497(e) and Rule 497(k)
File Nos. 811-22310; 333-182274
Chief Compliance Officer Appointment
Effective October 31, 2022, the disclosure in the section entitled “MANAGEMENT OF THE TRUST – Members of the Board” of each Fund’s SAI is amended as set forth below in the excerpt of the table showing the Interested Trustee and Officers to reflect the appointment of Kevin Hourihan as the Trust’s Chief Compliance Officer.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel R. Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	18	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (6 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.